Nature of Operations (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 11, 2014
Details
Liabilities, Noncurrent				$ 237,348
Common Stock, Shares Outstanding	24,999,978	24,999,978	22,028,425	3,950,100